Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Summary of Other Long-Term Liabilities
Other long-term liabilities are detailed below:

	December 31, 2023	December 31, 2022
Non-current operating lease liabilities	188	141
Contingent consideration on business combinations	20	31
Other employee benefits	92	81
Liabilities related to public funding	196	51
Advances received on capital grants	152	—
Advances from customers	25	73
Derivative instruments	—	4
Others	62	73
Total	735	454